Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments and Financial Risk Management [Abstract]
Schedule of Changes in Financial Liabilities Classified As Cash Flow from Finance Activities	Changes in financial liabilities classified as cash flow from finance activities:
Warrants
U.S. dollars in thousands

Balance as of December 31, 2020	2,637
Revaluation during the year	(719)
Exercises during the year	(864)
Balance as of December 31, 2021	1,054
Revaluation during the year	(1,054)
Balance as of December 31, 2022	-
Revaluation during the year	-
Balance as of December 31, 2023	-